Consolidated Statements of Changes in Equity	CAD ($)	Share capital CAD ($) shares	Share capital USD ($) shares	Share subscription CAD ($)	Share Issue cost CAD ($) shares	Share-based payment reserve CAD ($)	Equity component reserve CAD ($)	Deficit CAD ($)
Beginning balance at Feb. 16, 2015
Beginning balance, shares at Feb. 16, 2015 | shares
Shares issued for cash - seed capital	5,070	$ 5,070
Shares issued for cash - seed capital, shares | shares		25,350,000	25,350,000
Shares issued for cash - private placements	453,450	$ 453,450
Shares issued for cash - private placements, shares | shares		1,433,625	1,433,625
Stock-based compensation	354,015					354,015
Share subscription	50,000			50,000
Net and comprehensive loss for the year	(995,833)							(995,833)
Ending balance at Dec. 31, 2015	(133,298)	$ 458,520		50,000		354,015		(995,833)
Ending balance, shares at Dec. 31, 2015 | shares		26,783,625	26,783,625
Shares issued for cash	6,771,033	$ 8,375,519			(1,604,486)
Shares issued for cash, shares | shares		13,575,200	13,575,200
Share issued for finders fees	1,342,600	$ 823,512				519,088
Share issued for finders fees, shares | shares		1,273,512	1,273,512
Issuance of convertible debt	43,102	$ 26,250				16,852
Issuance of convertible debt, shares | shares		26,250	26,250
Stock-based compensation	1,461,189					1,461,189
Share subscription	41,500			51,500	(10,000)
Equity component of convertible loan	39,130						39,130
Share issued to settle debt	50,000	$ 50,000
Share issued to settle debt, shares | shares		125,000	125,000
Share-based payment	3,264,681	$ 3,264,681
Net and comprehensive loss for the year	(8,973,347)							(8,973,347)
Ending balance at Dec. 31, 2016	3,906,590	$ 12,998,482		101,500	(1,614,486)	2,351,144	39,130	(9,969,180)
Ending balance, shares at Dec. 31, 2016 | shares		41,783,587	41,783,587
Shares issued for cash	10,539,366			(101,500)	(1,381,442)
Share issued for finders fees	712,744	$ 709,521				3,223
Share issued for finders fees, shares | shares		214,009	214,009
Issuance of convertible debt	130,439						130,439
Adjustment for warrant derivative liability	(2,410,255)	$ (2,410,255)
Shares issued upon conversion of convertible debt	1,488,276	$ 1,657,845					(169,569)
Shares issued upon conversion of convertible debt, shares | shares		1,620,114	1,620,114
Shares and warrants issued to services	1,085,716	$ 811,308				274,408
Shares and warrants issued to services, shares | shares		150,000	150,000
Stock-based compensation	889,511					889,511
Share subscription	675,000			750,000	(75,000)
Equity component of convertible loan
Net and comprehensive loss for the year	(11,366,372)							(11,366,372)
Ending balance at Dec. 31, 2017	$ 5,651,016	$ 25,789,209		$ 750,000	$ (3,070,928)	$ 3,518,286		$ (21,335,552)
Ending balance, shares at Dec. 31, 2017 | shares		47,588,209	47,588,209		47,588,209